20. Suppliers (Tables)	12 Months Ended
Dec. 31, 2019
Suppliers Abstract
Schedule of suppliers
	2019	2018

Local Currency	833,781	826,641
Foreign Currency	462,636	697,311
Total	1,296,417	1,523,952

Current	1,286,275	1,403,815
Non-current	10,142	120,137